Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2045 Fund	May 30, 2024
Fidelity Freedom Blend 2045 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.50%
Past 5 years	11.03%
Since Inception	7.73%	[1]
Fidelity Freedom Blend 2045 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.93%
Past 5 years	9.58%
Since Inception	6.24%	[1]
Fidelity Freedom Blend 2045 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.48%
Past 5 years	8.50%
Since Inception	5.78%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0390
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	7.65%

[1]	A From August 31, 2018 .